Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Trading Symbol	nlfiv
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$286	2.86%

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns

			Since
			Inception
	1 Year	5 Years	(6/12/2017)
LGM Risk Managed Total Return Fund -	14.54%	2.59%	3.61%
Institutional Class S&P 500® Index	28.19%	15.80%	13.75%
Bloomberg Global Aggregate Index	0.77%	-1.62%	-0.50%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$13,037,022
Number of Portfolio Holdings	2
Advisory Fee	$129,026
Portfolio Turnover	355%

Holdings [Text Block]

Asset Weighting (% of total investments)

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class	52.2%
SPDR S&P 500 ETF Trust	48.5%

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class	52.2%
SPDR S&P 500 ETF Trust	48.5%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended May 31, 2024.
LGM Risk Managed Total Return Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	LGM Risk Managed Total Return Fund
Class Name	Institutional Class
Trading Symbol	LBETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LGM Risk Managed Total Return Fund for the period of June 1, 2023 to May 31, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at www.LGMCapitalmanagement.com. You can also request this information by contacting us at 1-844-655-9371.
Additional Information Phone Number	1-844-655-9371
Additional Information Website	www.LGMCapitalmanagement.com
Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.86%
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 13,037,022
Holdings Count | Integer	2
Advisory Fees Paid, Amount	$ 129,026
Investment Company, Portfolio Turnover	355.00%